PROPERTY, PLANT AND EQUIPMENT - Accumulated Depreciation and Impairment Rollforward (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period			$ 1,868.2
Impairments (reversals)	$ 0.0	$ 0.0	(524.1)	$ 0.0
Balance, end of the period	1,948.0		1,948.0		$ 1,868.2
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period			2.8
Balance, end of the period	5.4		5.4		2.8
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period			855.0
Balance, end of the period	1,010.5		1,010.5		855.0
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period			1,010.4
Balance, end of the period	932.1		932.1		1,010.4
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period			2,358.0	2,109.0	2,109.0
Depreciation expense			212.4		286.0
Disposals			(22.8)		(37.0)
Transfers within Property, plant and equipment					0.0
Impairments (reversals)			(124.1)
Balance, end of the period	2,423.5		2,423.5		2,358.0
Accumulated depreciation, amortisation and impairment | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period			0.0	3.5	3.5
Depreciation expense			0.0		0.0
Disposals			0.0		0.0
Transfers within Property, plant and equipment					(3.5)
Impairments (reversals)			0.0
Balance, end of the period	0.0		0.0		0.0
Accumulated depreciation, amortisation and impairment | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period			1,481.5	1,383.0	1,383.0
Depreciation expense			79.8		98.5
Disposals			0.0		0.0
Transfers within Property, plant and equipment					0.0
Impairments (reversals)			(124.1)
Balance, end of the period	1,437.2		1,437.2		1,481.5
Accumulated depreciation, amortisation and impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period			876.5	$ 722.5	722.5
Depreciation expense			132.6		187.5
Disposals			(22.8)		(37.0)
Transfers within Property, plant and equipment					3.5
Impairments (reversals)			0.0
Balance, end of the period	$ 986.3		$ 986.3		$ 876.5